UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-5567
                                                      --------

                     Colonial Intermediate High Income Fund
      --------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                One Financial Center, Boston, Massachusetts 02111
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                            Vincent Pietropaolo, Esq.
                         Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
      --------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-772-3698
                                                    --------------

Date of fiscal year end:      11/30/05
                              ------------------

Date of reporting period:     05/31/05
                              ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

COLONIAL INTERMEDIATE HIGH INCOME FUND                         SEMIANNUAL REPORT

May 31, 2005


[cover photo of newspaper and calculator]



NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

PRESIDENT'S MESSAGE


Dear Shareholder:

In 2004, Colonial Funds became part of Columbia Management, the asset management division of Bank of America, one of the largest, most respected financial institutions in the United States. As a direct result of this merger, a number of changes are in the works that we believe offer significant potential benefits for our shareholders. First, some funds may be merged in order to eliminate redundancies, others may be liquidated and fund management teams will be aligned to maximize performance potential. You will receive more detailed information about these changes if your fund is affected and you may be asked to vote on certain fund changes. In this matter, your timely response will enable us to implement the changes in 2005.

As a result of these changes, we believe we will offer shareholders an even stronger lineup of investment options. What will not change as we enter this next phase of consolidation is our commitment to the highest standards of performance and our dedication to superior service. Change for the good has another name: it's called improvement. It helps move us forward, and we believe that it represents progress for all our shareholders in their quest for long-term financial success.

In the pages that follow, you'll find a detailed report from the fund's managers on key factors that influenced your fund's performance. We hope that you will read the manager reports carefully and discuss any questions you might have with your financial advisor.

As always, we thank you for choosing Colonial Funds. We appreciate your continued confidence. And, we look forward to helping you keep your long-term financial goals on target in the years to come.

Sincerely,

/s/ Christopher L. Wilson

Christopher L. Wilson

President, Columbia Funds

Christopher L. Wilson is Head of Mutual Funds for Columbia Management, President of Columbia Funds, President & CEO of Nations Funds and President of Galaxy Funds, responsible for the day-to-day delivery of mutual fund services to the firm's investors. With the exception of distribution, Chris oversees all aspects of the mutual fund services operation, including treasury, investment accounting and shareholder and broker services. Chris joined Bank of America in August 2004.

The views expressed in the President's Message and Portfolio Managers' Report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Colonial fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Colonial fund. References to specific company securities should not be construed as a recommendation or investment advice.

PORTFOLIO MANAGERS' REPORT

For the six-month period ended May 31, 2005, Colonial Intermediate High Income Fund returned 0.25%, based on its market price. The fund returned negative 2.01% based on investment at net asset value. The average return of the Lipper High Current Yield Funds (Leveraged) Category was negative 0.46%.1 We believe that the fund's shortfall relative to its peer group can be attributed to its emphasis on low quality bonds, which led the high-yield marketplace in 2004 but gave up ground during this reporting period.

THE HIGH-YIELD RALLY PAUSED

After more than two years of strong performance, high-yield bonds gave back some of their gains during the period. Within the fixed income universe, securities ranked below investment grade have been the primary beneficiaries of a growing economy and an accompanying decline in corporate default rates. These factors made investors more willing to purchase lower quality bonds in order to achieve yields that were unavailable in the Treasury market. Within the high-yield category, the lowest quality securities were the strongest performers as the sector rallied, a trend that greatly benefited the fund with its emphasis on the low end of the quality spectrum.

However, the landscape began to change in March. Early in the month, the yield advantage of lower quality bonds over investment-grade securities narrowed to historical lows. The sector was subsequently hurt by the deteriorating credit quality at Ford (which was not in the portfolio) and General Motors (GM) (0.2% of total investments), which created concerns that leveraged hedge funds and high-grade managers might be forced to sell high-yield positions and resulted in lower prices for high-yield bonds.2 By the end of the period, lesser quality securities lagged the market.

TELECOM LED THE MARKET

Bonds of wireless telecom providers were especially strong over the past fiscal year, driven by strong subscriber growth and steady revenue per user. However, the most important catalyst to the sector's strong market performance was the wave of consolidation that swept through the industry. The groundbreaking merger between Cingular and AT&T Wireless closed at the beginning of the fund's fiscal year. Late in 2004,

--------------
1 Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.
2    Holdings are disclosed as of May 31, 2005, and are subject to change.





(sidebar)

PRICE PER SHARE
AS OF 05/31/05 ($)

Net asset value          3.63
------------------------------
Market price             3.36
------------------------------


6-MONTH (CUMULATIVE) TOTAL
RETURN AS OF 05/31/05 (%)

Net asset value         -2.01
------------------------------
Market price             0.25
------------------------------
Lipper High Current
Yield Funds (Leveraged)
Category average        -0.46
------------------------------

All results shown assume
reinvestment of distributions.

DISTRIBUTIONS DECLARED PER
SHARE 12/01/04-05/31/05 ($)
                         0.17
------------------------------

TOP 5 SECTORS AS OF
05/31/05 (%)

Telecommunication
 services                11.9
------------------------------
Media                    10.0
------------------------------
Lodging                   5.8
------------------------------
Electric                  5.5
------------------------------
Chemicals                 4.2
------------------------------

Sector breakdowns are calculated as
a percentage of total investments.

TOP 10 CORPORATE ISSUERS
AS OF 05/31/05 (%)

Qwest                     2.4
-------------------------------
El Paso Corp.             1.7
-------------------------------
Charter Communications    1.3
-------------------------------
MDP Acquisitions          1.2
-------------------------------
D.R. Horton               1.1
-------------------------------
Dex Media                 1.0
-------------------------------
Calpine                   1.0
-------------------------------
Spanish Broadcasting
 System                   1.0
-------------------------------
Allied Waste North
 America                  0.9
-------------------------------
Hollywood Park            0.9
-------------------------------

Corporate issuers are calculated as a percentage of total investments.

Because the fund is actively managed, there can be no guarantee that the fund will continue to hold securities of these issuers in these sectors in the future.

Nextel and Sprint announced that they would merge, and ALLTEL announced that it would purchase Western Wireless in early 2005. The fund registered a solid gain when it sold its Western Wireless bonds after the takeover announcement. Positions in Nextel bonds (0.7% of total investments) and common stock, as well as the bonds of several companies affiliated with Sprint also aided performance.

Although the fund emerged relatively unscathed by the weakness in the automotive sector, it was hurt by its holdings in the airline and paper and packaging industries. We sold the fund's Delta Airlines holdings but retained the fund's position in Northwest Airlines (0.4% of total investments), whose financial condition has since weakened considerably amid higher oil prices and a protracted wage-and-benefit struggle with its labor unions. In the paper and packaging industry the inability to pass on higher costs hurt results, and fund holdings such as Abitibi-Consolidated and Tembec Industries were poor performers (0.2% and 0.2% of total investments, respectively).

A FAVORABLE BUT GUARDED OUTLOOK FOR HIGH YIELD

We believe that solid economic growth will continue to create a favorable environment for the high-yield market, although growth is likely to be slower than it was in 2004. So far, the Federal Reserve has balanced economic growth and inflation through a series of short-term interest-rate hikes, which commenced in June 2004. As long as inflation is kept in check and short-term rates do not increase faster than expected, we are optimistic about the prospects for the high-yield market.

/s/ Gregg R. Smalley       /s/ Kevin L. Cronk        /s/ Thomas A. LaPointe
    Gregg R. Smalley           Kevin L. Cronk            Thomas A. LaPointe

Gregg R. Smalley, CFA, has managed Colonial Intermediate High Income Fund since June 2000 and has been with the advisor or its predecessors or affiliate organizations since August 1997.

Kevin L. Cronk, CFA, has co-managed Colonial Intermediate High Income Fund since February 2003 and has been with the advisor or its predecessors or affiliate organizations since August 1999.

Thomas A. LaPointe, CFA, has co-managed Colonial Intermediate High Income Fund since February 2003 and has been with the advisor or its predecessors or affiliate organizations since February 1999.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

Investing in high-yield or "junk bonds" offers the potential for higher income than investments in investment-grade bonds but they also have a higher degree of risk. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make timely principal and interest payments.

INVESTMENT PORTFOLIO

May 31, 2005 (Unaudited)


CORPORATE FIXED-INCOME
BONDS & NOTES - 124.7%                 PAR ($)    VALUE ($)
-----------------------------------------------------------
BASIC MATERIALS - 11.5%
CHEMICALS - 5.7%
AGRICULTURAL CHEMICALS - 2.0%
IMC Global, Inc.
   10.875% 08/01/13                    310,000      362,700
Terra Capital, Inc.
   12.875% 10/15/08                    475,000      561,687
UAP Holding Corp.
   (a) 07/15/12
   (10.750% 01/15/08)                  295,000      236,000
United Agri Products
   8.250% 12/15/11                     321,000      325,815
                                                -----------
                                                  1,486,202
                                                -----------

CHEMICALS-DIVERSIFIED - 3.0%
BCP Crystal US Holdings Corp.
   9.625% 06/15/14                     150,000      168,000
EquiStar Chemicals LP
   10.625% 05/01/11                    575,000      636,813
Huntsman International LLC
   7.375% 01/01/15 (b)                 260,000      255,450
Huntsman LLC
   12.000% 07/15/12 (b)                310,000      356,500
Innophos Investments Holdings, Inc., PIK
   10.771% 02/15/15 (b)(c)             195,456      173,954
Lyondell Chemical Co.
   9.625% 05/01/07                     240,000      254,400
   10.875% 05/01/09                      5,000        5,150
NOVA Chemicals Corp.
   6.500% 01/15/12                     170,000      165,750
Westlake Chemical Corp.
   8.750% 07/15/11                     257,000      278,845
                                                -----------
                                                  2,294,862
                                                -----------

CHEMICALS-SPECIALTY - 0.7%
Rhodia SA
   8.875% 06/01/11                     560,000      533,400
                                                -----------
                                                    533,400
                                                -----------
                               Chemicals Total    4,314,464
                                                -----------

FOREST PRODUCTS & PAPER - 4.1%
FORESTRY - 0.6%
Millar Western Forest Products Ltd.
   7.750% 11/15/13                     225,000      205,875
Tembec Industries, Inc.
   8.500% 02/01/11                     320,000      248,000
                                                -----------
                                                    453,875
                                                -----------

PAPER & RELATED PRODUCTS - 3.5%
Abitibi-Consolidated, Inc.
   8.375% 04/01/15                     260,000      255,450
Boise Cascade LLC
   6.016% 10/15/12 (b)(c)              175,000      171,500
   7.125% 10/15/14 (b)                 190,000      180,025



                                       PAR ($)    VALUE ($)
-----------------------------------------------------------
Buckeye Technologies, Inc.
   8.500% 10/01/13                      60,000       61,800
   9.250% 09/15/08                     188,000      188,000
Caraustar Industries, Inc.
   9.875% 04/01/11                     235,000      228,537
Fraser Papers, Inc.
   8.750% 03/15/15 (b)                 315,000      285,469
Georgia-Pacific Corp.
   8.000% 01/15/24                     200,000      229,000
Neenah Paper, Inc.
   7.375% 11/15/14 (b)                 130,000      122,850
Newark Group, Inc.
   9.750% 03/15/14                     440,000      382,800
NewPage Corp.
   10.000% 05/01/12 (b)                180,000      176,400
   12.000% 05/01/13 (b)                225,000      219,938
Norske Skog Canada Ltd.
   8.625% 06/15/11                     190,000      191,900
                                                -----------
                                                  2,693,669
                                                -----------
                 Forest Products & Paper Total    3,147,544
                                                -----------

IRON/STEEL - 1.0%
METAL-IRON - 0.5%
Wise Metals Group LLC
   10.250% 05/15/12                    415,000      344,450
                                                -----------
                                                    344,450
                                                -----------

STEEL-PRODUCERS - 0.2%
Steel Dynamics, Inc.
   9.500% 03/15/09                     160,000      170,400
                                                -----------
                                                    170,400
                                                -----------

STEEL-SPECIALTY - 0.3%
UCAR Finance, Inc.
   10.250% 02/15/12                    205,000      213,713
                                                -----------
                                                    213,713
                                                -----------
                              Iron/Steel Total      728,563
                                                -----------

METALS & MINING - 0.7%
METAL-ALUMINUM - 0.6%
Kaiser Aluminum & Chemical Corp.
   10.875% 10/15/06 (d)                505,000      441,875
                                                -----------
                                                    441,875
                                                -----------

MINING SERVICES - 0.1%
HudBay Mining & Smelting Co., Ltd.
   9.625% 01/15/12 (b)                 105,000      101,850
                                                -----------
                                                    101,850
                                                -----------
                         Metals & Mining Total      543,725
                                                -----------
                         BASIC MATERIALS TOTAL    8,734,296
                                                -----------





See Accompanying Notes to Financial Statements.

May 31, 2005 (Unaudited)



CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)              PAR ($)    VALUE ($)
-----------------------------------------------------------
COMMUNICATIONS - 25.6%
MEDIA - 11.6%
BROADCAST SERVICES/PROGRAMS - 0.6%
Fisher Communications, Inc.
   8.625% 09/15/14                     190,000      201,875
XM Satellite Radio Holdings, Inc.
   8.710% 05/01/09 (c)                 250,000      252,500
                                                -----------
                                                    454,375
                                                -----------

CABLE TV - 5.3%
Atlantic Broadband Finance LLC
   9.375% 01/15/14 (b)                 390,000      366,600
Cablevision Systems Corp.
   8.000% 04/15/12 (b)                 130,000      135,688
Charter Communications Holdings LLC
   9.920% 04/01/11                   1,560,000    1,138,800
   10.250% 09/15/10                    190,000      192,375
CSC Holdings, Inc.
   6.750% 04/15/12 (b)                 185,000      187,312
   7.625% 04/01/11                     200,000      212,000
DirecTV Holdings LLC
   8.375% 03/15/13                     225,000      249,187
EchoStar DBS Corp.
   6.375% 10/01/11                     400,000      402,000
Insight Midwest LP
   9.750% 10/01/09                     195,000      203,775
Northland Cable Television, Inc.
   10.250% 11/15/07                    415,000      408,775
Pegasus Satellite Communications, Inc.
   11.250% 01/15/10 (b)(d)             435,000      250,125
Telenet Group Holding NV
   (a) 06/15/14
   (11.500% 12/15/08) (b)              400,000      294,000
                                                -----------
                                                  4,040,637
                                                -----------

MULTIMEDIA - 2.0%
Advanstar Communications, Inc.
   (a) 10/15/11
   (15.000% 10/15/05)                  310,000      300,700
   12.000% 02/15/11                    345,000      363,113
Haights Cross Communications, Inc.
   (a) 08/15/11
   (12.500% 02/15/09)                  315,000      192,150
Haights Cross Operating Co.
   11.750% 08/15/11                    195,000      211,575
   11.750% 08/15/11 (b)                135,000      146,475
Quebecor Media, Inc.
   11.125% 07/15/11                    290,000      321,175
                                                -----------
                                                  1,535,188
                                                -----------

PUBLISHING-NEWSPAPERS - 0.4%
Hollinger, Inc.
   11.875% 03/01/11 (b)(e)             122,000      125,660
   12.875% 03/01/11 (b)                177,000      194,700
                                                -----------
                                                    320,360
                                                -----------





                                       PAR ($)    VALUE ($)
-----------------------------------------------------------
PUBLISHING-PERIODICALS - 2.1%
CBD Media Holdings LLC & Finance, Inc.
   9.250% 07/15/12                     235,000      229,125
Dex Media East LLC
   12.125% 11/15/12                    367,000      439,482
Dex Media West LLC
   9.875% 08/15/13                     374,000      428,230
Dex Media, Inc.
   (a) 11/15/13
   (9.000% 11/15/08)                   250,000      199,375
WDAC Subsidiary Corp.
   8.375% 12/01/14 (b)                 290,000      271,150
                                                -----------
                                                  1,567,362
                                                -----------

TELEVISION - 1.2%
Paxson Communications Corp.
   (a) 01/15/09
   (12.250% 01/15/06)                  375,000      346,875
   10.750% 07/15/08                    320,000      312,000
Sinclair Broadcast Group, Inc.
   8.750% 12/15/11                     250,000      265,000
                                                -----------
                                                    923,875
                                                -----------
                                   Media Total    8,841,797
                                                -----------

TELECOMMUNICATION SERVICES - 14.0%
CELLULAR TELECOMMUNICATIONS - 5.3%
American Cellular Corp.
   10.000% 08/01/11                    425,000      414,375
Dobson Cellular Systems, Inc.
   8.375% 11/01/11 (b)                  95,000       96,425
Dobson Communications Corp.
   8.875% 10/01/13                     565,000      459,062
Horizon PCS, Inc.
   11.375% 07/15/12 (b)                190,000      208,525
iPCS Escrow Co.
   11.500% 05/01/12                    170,000      187,850
Nextel Communications, Inc.
   7.375% 08/01/15                     315,000      340,988
Nextel Partners, Inc.
   8.125% 07/01/11                     390,000      424,125
Rogers Cantel, Inc.
   9.750% 06/01/16                     385,000      462,000
Rogers Wireless, Inc.
   8.000% 12/15/12                     225,000      240,750
Rural Cellular Corp.
   8.250% 03/15/12                     320,000      325,200
UbiquiTel Operating Co.
   9.875% 03/01/11                     335,000      361,800
US Unwired, Inc.
   10.000% 06/15/12                    500,000      547,500
                                                -----------
                                                  4,068,600
                                                -----------



See Accompanying Notes to Financial Statements.

May 31, 2005 (Unaudited)


CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)              PAR ($)    VALUE ($)
-----------------------------------------------------------
COMMUNICATIONS - (CONTINUED)
TELECOMMUNICATION SERVICES - (CONTINUED)
SATELLITE TELECOMMUNICATIONS - 1.7%
Inmarsat Finance II PLC
   (a) 11/15/12
   (10.375% 11/15/08)                  425,000      312,375
Intelsat Bermuda Ltd.
   8.250% 01/15/13 (b)                 455,000      461,825
New Skies Satellites NV
   9.125% 11/01/12 (b)                 210,000      207,900
PanAmSat Corp.
   9.000% 08/15/14                     111,000      120,713
Zeus Special Subsidiary Ltd.
   (a) 02/01/15
   (9.250% 02/01/10) (b)               330,000      207,900
                                                -----------
                                                  1,310,713
                                                -----------

TELECOMMUNICATION EQUIPMENT - 0.4%
Lucent Technologies, Inc.
   6.450% 03/15/29                     335,000      289,775
                                                -----------
                                                    289,775
                                                -----------

TELECOMMUNICATION SERVICES - 1.3%
Axtel SA de CV
   11.000% 12/15/13                    430,000      459,025
Time Warner Telecom, Inc.
   9.750% 07/15/08                     160,000      160,000
   10.125% 02/01/11                    425,000      412,250
                                                -----------
                                                  1,031,275
                                                -----------

TELEPHONE-INTEGRATED - 4.3%
Cincinnati Bell, Inc.
   8.375% 01/15/14                     545,000      535,462
Qwest Capital Funding, Inc.
   7.250% 02/15/11                     935,000      864,875
   7.750% 02/15/31                     435,000      355,612
Qwest Services Corp.
   13.500% 12/15/10 (b)              1,125,000    1,276,875
US LEC Corp.
   11.890% 10/01/09 (c)                215,000      221,988
                                                -----------
                                                  3,254,812
                                                -----------

WIRELESS EQUIPMENT - 1.0%
American Towers, Inc.
   7.250% 12/01/11                     335,000      350,912
SBA Telecommunications, Inc.
   (a) 12/15/11
   (9.750% 12/15/07)                   230,000      201,250
SpectraSite, Inc.
   8.250% 05/15/10                     175,000      185,063
                                                -----------
                                                    737,225
                                                -----------
              Telecommunication Services Total   10,692,400
                                                -----------
                          COMMUNICATIONS TOTAL   19,534,197
                                                -----------




                                       PAR ($)    VALUE ($)
-----------------------------------------------------------
CONSUMER CYCLICAL - 27.6%
AIRLINES - 1.2%
AIRLINES - 1.2%
Continental Airlines, Inc.
   7.568% 12/01/06                     570,000      473,100
Northwest Airlines, Inc.
   9.875% 03/15/07                     735,000      459,375
                                                -----------
                                                    932,475
                                                -----------
                                Airlines Total      932,475
                                                -----------

APPAREL - 1.9%
APPAREL MANUFACTURERS - 1.9%
Broder Brothers Co.
   11.250% 10/15/10                    190,000      196,650
   11.250% 10/15/10 (b)                135,000      139,725
Levi Strauss & Co.
   9.750% 01/15/15 (b)                 770,000      748,825
Phillips-Van Heusen Corp.
   7.250% 02/15/11                     300,000      306,750
   8.125% 05/01/13                      60,000       63,000
                                                -----------
                                                  1,454,950
                                                -----------
                                 Apparel Total    1,454,950
                                                -----------

AUTO MANUFACTURERS - 0.6%
AUTO-CARS/LIGHT TRUCKS - 0.2%
General Motors Corp.
   8.375% 07/15/33                     200,000      154,000
                                                -----------
                                                    154,000
                                                -----------

AUTO-MEDIUM & HEAVY DUTY TRUCKS - 0.4%
Navistar International Corp.
   7.500% 06/15/11                     320,000      322,400
                                                -----------
                                                    322,400
                                                -----------
                      Auto Manufacturers Total      476,400
                                                -----------

AUTO PARTS & EQUIPMENT - 2.4%
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL - 1.2%
Cooper-Standard Automotive, Inc.
   8.375% 12/15/14                     540,000      448,200
Delco Remy International, Inc.
   9.375% 04/15/12                     330,000      250,800
Dura Operating Corp.
   8.625% 04/15/12                     240,000      217,200
                                                -----------
                                                    916,200
                                                -----------

AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT - 0.3%
Rexnord Corp.
   10.125% 12/15/12                    200,000      210,500
                                                -----------
                                                    210,500
                                                -----------
RUBBER-TIRES - 0.9%
Goodyear Tire & Rubber Co.
   7.857% 08/15/11                     505,000      483,538
   12.250% 03/01/11                    150,000      166,500
                                                -----------
                                                    650,038
                                                -----------
                  Auto Parts & Equipment Total    1,776,738
                                                -----------




See Accompanying Notes to Financial Statements.

May 31, 2005 (Unaudited)


CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)              PAR ($)    VALUE ($)
-----------------------------------------------------------
CONSUMER CYCLICAL (CONTINUED)
DISTRIBUTION/WHOLESALE - 0.2%
DISTRIBUTION/WHOLESALE - 0.2%
Buhrmann US, Inc.
   7.875% 03/01/15 (b)                 180,000      172,800
                                                -----------
                                                    172,800
                                                -----------
                  Distribution/Wholesale Total      172,800
                                                -----------

ENTERTAINMENT - 4.0%
GAMBLING (NON-HOTEL) - 0.6%
Global Cash Access LLC
   8.750% 03/15/12                     390,000      419,250
                                                -----------
                                                    419,250
                                                -----------

MUSIC - 1.3%
Steinway Musical Instruments, Inc.
   8.750% 04/15/11                     265,000      275,600
Warner Music Group
   7.375% 04/15/14                     380,000      378,100
WMG Holdings Corp., PIK
   9.760% 12/15/14 (b)(c)              320,000      316,519
                                                -----------
                                                    970,219
                                                -----------

RESORTS/THEME PARKS - 0.8%
Six Flags, Inc.
   9.625% 06/01/14                     710,000      614,150
                                                -----------
                                                    614,150
                                                -----------

THEATERS - 1.3%
AMC Entertainment, Inc.
   9.875% 02/01/12                     620,000      616,919
LCE Acquisition Corp.
   9.000% 08/01/14 (b)                 385,000      373,450
                                                -----------
                                                    990,369
                                                -----------
                           Entertainment Total    2,993,988
                                                -----------

HOME BUILDERS - 2.6%
BUILDING-RESIDENTIAL/COMMERCIAL - 2.6%
D.R. Horton, Inc.
   9.750% 09/15/10                     955,000    1,122,125
K. Hovnanian Enterprises, Inc.
   8.875% 04/01/12                     170,000      181,050
   10.500% 10/01/07                    340,000      374,000
Standard Pacific Corp.
   9.250% 04/15/12                     275,000      302,500
                                                -----------
                                                  1,979,675
                                                -----------
                           Home Builders Total    1,979,675
                                                -----------

HOME FURNISHINGS - 0.9%
APPLIANCES - 0.4%
ALH Finance LLC
   8.500% 01/15/13                     345,000      312,225
                                                -----------
                                                    312,225
                                                -----------





                                       PAR ($)    VALUE ($)
-----------------------------------------------------------
HOME FURNISHINGS - 0.5%
WII Components, Inc.
   10.000% 02/15/12                    370,000      360,750
                                                -----------
                                                    360,750
                                                -----------
                        Home Furnishings Total      672,975
                                                -----------

LEISURE TIME - 1.5%
LEISURE & RECREATIONAL PRODUCTS - 0.1%
K2, Inc.
   7.375% 07/01/14                     115,000      119,025
                                                -----------
                                                    119,025
                                                -----------

RECREATIONAL CENTERS - 1.4%
AMF Bowling Worldwide, Inc.
   10.000% 03/01/10                    370,000      370,000
Equinox Holdings, Inc.
   9.000% 12/15/09                     405,000      415,125
Town Sports International, Inc.
   (a) 02/01/14
   (11.000% 02/01/09)                  435,000      250,125
                                                -----------
                                                  1,035,250
                                                -----------
                            Leisure Time Total    1,154,275
                                                -----------

LODGING - 7.9%
CASINO HOTELS - 7.9%
Caesars Entertainment, Inc.
   9.375% 02/15/07                     435,000      466,537
Circus & Eldorado/Silver Legacy Capital Corp.
   10.125% 03/01/12                    355,000      371,863
Hard Rock Hotel, Inc.
   8.875% 06/01/13                     440,000      468,600
Hollywood Casino Shreveport
   13.000% 08/01/06 (f)                950,000      774,250
Inn of the Mountain Gods Resort & Casino
   12.000% 11/15/10                    325,000      375,375
MGM Mirage
   6.750% 09/01/12                     415,000      425,375
Mohegan Tribal Gaming Authority
   6.125% 02/15/13 (b)                 210,000      211,050
Penn National Gaming, Inc.
   6.750% 03/01/15 (b)                 550,000      552,750
Pinnacle Entertainment, Inc.
   8.250% 03/15/12                     155,000      155,775
   8.750% 10/01/13                     790,000      817,650
River Rock Entertainment
   9.750% 11/01/11                     250,000      270,000
Seneca Gaming Corp.
   7.250% 05/01/12                     285,000      288,206
Station Casinos, Inc.
   6.875% 03/01/16                      95,000       97,375
Virgin River Casino Corp.
   (a) 01/15/13
   (12.750% 01/15/09) (b)              240,000      153,600
   9.000% 01/15/12 (b)                 133,000      136,990




See Accompanying Notes to Financial Statements.

May 31, 2005 (Unaudited)




CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)              PAR ($)    VALUE ($)
-----------------------------------------------------------
CONSUMER CYCLICAL (CONTINUED)
LODGING (CONTINUED)
CASINO HOTELS (CONTINUED)
Wynn Las Vegas LLC
   6.625% 12/01/14 (b)                 450,000      432,000
                                                -----------
                                                  5,997,396
                                                -----------
                                 Lodging Total    5,997,396
                                                -----------

RETAIL - 3.7%
RETAIL-AUTOMOBILES - 0.4%
Asbury Automotive Group, Inc.
   8.000% 03/15/14                     320,000      305,600
                                                -----------
                                                    305,600
                                                -----------

RETAIL-DRUG STORES - 0.8%
Jean Coutu Group, Inc. (PJC)
   8.500% 08/01/14                     240,000      233,400
Rite Aid Corp.
   7.500% 01/15/15 (b)                 115,000      106,663
   9.250% 06/01/13                     255,000      241,612
                                                -----------
                                                    581,675
                                                -----------

RETAIL-HOME FURNISHINGS - 0.5%
Tempur-Pedic, Inc.
   10.250% 08/15/10                    322,000      354,200
                                                -----------
                                                    354,200
                                                -----------

RETAIL-JEWELRY - 0.3%
Finlay Fine Jewelry Corp.
   8.375% 06/01/12                     300,000      256,500
                                                -----------
                                                    256,500
                                                -----------

RETAIL-MAJOR DEPARTMENT STORES - 0.5%
Saks, Inc.
   7.000% 12/01/13                     423,000      385,459
                                                -----------
                                                    385,459
                                                -----------

RETAIL-PROPANE DISTRIBUTORS - 0.6%
Ferrellgas Partners LP
   8.750% 06/15/12                     275,000      270,875
Suburban Propane Partners LP
   6.875% 12/15/13 (b)                 175,000      164,500
                                                -----------
                                                    435,375
                                                -----------

RETAIL-RESTAURANTS - 0.3%
Landry's Restaurants, Inc.
   7.500% 12/15/14 (b)                 295,000      275,087
                                                -----------
                                                    275,087
                                                -----------

RETAIL-VIDEO RENTAL - 0.3%
Movie Gallery, Inc.
   11.000% 05/01/12 (b)                240,000      247,200
                                                -----------
                                                    247,200
                                                -----------
                                  Retail Total    2,841,096
                                                -----------





                                       PAR ($)    VALUE ($)
-----------------------------------------------------------
TEXTILES - 0.7%
TEXTILE-PRODUCTS - 0.7%
Collins & Aikman Floorcoverings, Inc.
   9.750% 02/15/10                     265,000      278,912
INVISTA
   9.250% 05/01/12 (b)                 235,000      255,563
                                                -----------
                                                    534,475
                                                -----------
                                Textiles Total      534,475
                                                -----------
                       CONSUMER CYCLICAL TOTAL   20,987,243
                                                -----------

-----------------------------------------------------------
CONSUMER NON-CYCLICAL - 17.6%
AGRICULTURE - 0.3%
TOBACCO - 0.3%
Alliance One International, Inc.
   11.000% 05/15/12 (b)                245,000      249,288
                                                -----------
                                                    249,288
                                                -----------
                             Agriculture Total      249,288
                                                -----------

BEVERAGES - 0.3%
BEVERAGES-WINE/SPIRITS - 0.3%
Constellation Brands, Inc.
   8.125% 01/15/12                     245,000      256,025
                                                -----------
                                                    256,025
                                                -----------
                               Beverages Total      256,025
                                                -----------

BIOTECHNOLOGY - 0.5%
MEDICAL-BIOMEDICAL/GENE - 0.5%
Bio-Rad Laboratories, Inc.
   7.500% 08/15/13                     340,000      357,000
                                                -----------
                                                    357,000
                                                -----------
                           Biotechnology Total      357,000
                                                -----------

COMMERCIAL SERVICES - 4.9%
COMMERCIAL SERVICES - 0.9%
Iron Mountain, Inc.
   7.750% 01/15/15                     215,000      211,775
Language Line Holdings, Inc.
   11.125% 06/15/12                    480,000      475,200
                                                -----------
                                                    686,975
                                                -----------

COMMERCIAL SERVICES-FINANCE - 0.7%
Dollar Financial Group, Inc.
   9.750% 11/15/11                     490,000      510,825
                                                -----------
                                                    510,825
                                                -----------

FUNERAL SERVICES & RELATED ITEMS - 0.5%
Service Corp. International
   7.700% 04/15/09                     405,000      429,300
                                                -----------
                                                    429,300
                                                -----------

PRINTING-COMMERCIAL - 0.8%
Sheridan Group
   10.250% 08/15/11                    250,000      257,500
Vertis, Inc.
   13.500% 12/07/09 (b)                515,000      386,250
                                                -----------
                                                    643,750
                                                -----------




See Accompanying Notes to Financial Statements.

May 31, 2005 (Unaudited)




CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)              PAR ($)    VALUE ($)
-----------------------------------------------------------
CONSUMER NON-CYCLICAL (CONTINUED)
COMMERCIAL SERVICES (CONTINUED)
PRIVATE CORRECTIONS - 1.0%
Corrections Corp. of America
   6.250% 03/15/13 (b)                 360,000      348,300
GEO Group, Inc.
   8.250% 07/15/13                     405,000      389,812
                                                -----------
                                                    738,112
                                                -----------

RENTAL AUTO/EQUIPMENT - 1.0%
NationsRent, Inc.
   9.500% 10/15/10                     275,000      291,500
   9.500% 05/01/15 (b)                 250,000      246,250
Williams Scotsman, Inc.
   9.875% 06/01/07                     230,000      225,400
                                                -----------
                                                    763,150
                                                -----------
                     Commercial Services Total    3,772,112
                                                -----------

COSMETICS/PERSONAL CARE - 1.4%
COSMETICS & TOILETRIES - 1.4%
DEL Laboratories, Inc.
   8.000% 02/01/12 (b)                 405,000      344,250
Elizabeth Arden, Inc.
   7.750% 01/15/14                     245,000      248,675
Revlon Consumer Products Corp.
   8.625% 02/01/08                     260,000      240,500
   9.500% 04/01/11 (b)                 265,000      243,800
                                                -----------
                                                  1,077,225
                                                -----------
                 Cosmetics/Personal Care Total    1,077,225
                                                -----------

FOOD - 2.5%
FOOD-CONFECTIONERY - 0.6%
Merisant Co.
   9.500% 07/15/13 (b)                 245,000      180,075
Tabletop Holdings, Inc.
   (a) 05/15/14
   (12.250% 11/15/08) (b)              755,000      271,800
                                                -----------
                                                    451,875
                                                -----------

FOOD-MISCELLANEOUS/DIVERSIFIED - 1.2%
Dole Food Co., Inc.
   8.625% 05/01/09                     317,000      334,435
Pinnacle Foods Holding Corp.
   8.250% 12/01/13                     470,000      399,500
Reddy Ice Holdings, Inc.
   (a) 11/01/12
   (10.500% 11/01/08) (b)              230,000      157,550
                                                -----------
                                                    891,485
                                                -----------

FOOD-RETAIL - 0.7%
Stater Brothers Holdings, Inc.
   8.125% 06/15/12                     555,000      538,350
                                                -----------
                                                    538,350
                                                -----------
                                    Food Total    1,881,710
                                                -----------






                                       PAR ($)    VALUE ($)
-----------------------------------------------------------
HEALTHCARE SERVICES - 4.8%
DIALYSIS CENTERS - 0.3%
DaVita, Inc.
   7.250% 03/15/15 (b)                 270,000      271,350
                                                -----------
                                                    271,350
                                                -----------

MEDICAL-HMO - 0.5%
Coventry Health Care, Inc.
   8.125% 02/15/12                     340,000      364,650
                                                -----------
                                                    364,650
                                                -----------

MEDICAL-HOSPITALS - 1.1%
Tenet Healthcare Corp.
   9.875% 07/01/14                     790,000      845,300
                                                -----------
                                                    845,300
                                                -----------
MEDICAL-OUTPATIENT/HOME MEDICAL - 0.3%
Select Medical Corp.
   7.625% 02/01/15 (b)                 210,000      206,325
                                                -----------
                                                    206,325
                                                -----------

MRI/MEDICAL DIAGNOSTIC IMAGING - 1.8%
InSight Health Services Corp.
   9.875% 11/01/11                     520,000      444,600
MedQuest, Inc.
   11.875% 08/15/12                    450,000      450,000
MQ Associates, Inc.
   (a) 08/15/12
   (12.250% 08/15/08)                  805,000      458,850
                                                -----------
                                                  1,353,450
                                                -----------

PHYSICIAN PRACTICE MANAGEMENT - 0.8%
US Oncology Holdings, Inc.
   8.620% 03/15/15 (b)(c)              200,000      190,000
US Oncology, Inc.
   9.000% 08/15/12                     390,000      413,400
                                                -----------
                                                    603,400
                                                -----------
                     Healthcare Services Total    3,644,475
                                                -----------

HOUSEHOLD PRODUCTS/WARES - 1.6%
CONSUMER PRODUCTS-MISCELLANEOUS - 1.6%
Amscan Holdings, Inc.
   8.750% 05/01/14                     525,000      488,250
Jostens IH Corp.
   7.625% 10/01/12                     280,000      270,200
Playtex Products, Inc.
   9.375% 06/01/11                     430,000      451,500
                                                -----------
                                                  1,209,950
                                                -----------
                Household Products/Wares Total    1,209,950
                                                -----------

PHARMACEUTICALS - 1.3%
MEDICAL-DRUGS - 0.8%
Elan Finance PLC
   7.750% 11/15/11 (b)                 495,000      425,700




See Accompanying Notes to Financial Statements.

May 31, 2005 (Unaudited)



CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)              PAR ($)    VALUE ($)
-----------------------------------------------------------
CONSUMER NON-CYCLICAL (CONTINUED)
PHARMACEUTICALS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
Warner Chilcott Corp.
   8.750% 02/01/15 (b)                 215,000      202,100
                                                -----------
                                                    627,800
                                                -----------

MEDICAL-WHOLESALE DRUG DISTRIBUTION - 0.5%
Nycomed A/S, PIK
   11.750% 09/15/13 (b)       EUR      305,000      337,579
                                                -----------
                                                    337,579
                                                -----------
                         Pharmaceuticals Total      965,379
                                                -----------
                   CONSUMER NON-CYCLICAL TOTAL   13,413,164
                                                -----------

-----------------------------------------------------------
ENERGY - 8.2%
OIL & GAS - 4.0%
OIL & GAS DRILLING - 0.8%
Ocean Rig Norway AS
   10.250% 06/01/08           USD      325,000      328,250
Pride International, Inc.
   7.375% 07/15/14                     220,000      238,150
                                                -----------
                                                    566,400
                                                -----------

OIL COMPANIES-EXPLORATION & PRODUCTION - 2.9%
Chesapeake Energy Corp.
   6.375% 06/15/15 (b)                  90,000       90,450
   7.500% 06/15/14                     230,000      247,250
Compton Petroleum Corp.
   9.900% 05/15/09                     475,000      507,062
Delta Petroleum Corp.
   7.000% 04/01/15 (b)                 200,000      185,500
Energy Partners Ltd.
   8.750% 08/01/10                     205,000      212,175
Magnum Hunter Resources, Inc.
   9.600% 03/15/12                     283,000      314,130
Petroquest Energy, Inc.
   10.375% 05/15/12 (b)                225,000      220,500
Whiting Petroleum Corp.
   7.250% 05/01/12                     455,000      453,863
                                                -----------
                                                  2,230,930
                                                -----------

OIL REFINING & MARKETING - 0.3%
Premcor Refining Group, Inc.
   7.500% 06/15/15                     235,000      254,975
                                                -----------
                                                    254,975
                                                -----------
                               Oil & Gas Total    3,052,305
                                                -----------

OIL & GAS SERVICES - 0.4%
OIL-FIELD SERVICES - 0.4%
Newpark Resources, Inc.
   8.625% 12/15/07                     270,000      268,650
                                                -----------
                                                    268,650
                                                -----------
                      Oil & Gas Services Total      268,650
                                                -----------




                                       PAR ($)    VALUE ($)
-----------------------------------------------------------
PIPELINES - 3.8%
PIPELINES - 3.8%
Coastal Corp.
   7.625% 09/01/08                     215,000      212,313
   7.750% 06/15/10                     605,000      601,975
Dynegy Holdings, Inc.
   6.875% 04/01/11                     300,000      285,000
   9.875% 07/15/10 (b)                 360,000      389,700
Northwest Pipeline Corp.
   8.125% 03/01/10                     130,000      141,050
Sonat, Inc.
   7.625% 07/15/11                     645,000      635,325
Southern Natural Gas Co.
   8.875% 03/15/10                     250,000      271,562
Williams Companies, Inc.
   8.125% 03/15/12                     310,000      351,075
                                                -----------
                                                  2,888,000
                                                -----------
                               Pipelines Total    2,888,000
                                                -----------
                                  ENERGY TOTAL    6,208,955
                                                -----------

-----------------------------------------------------------
FINANCIALS - 5.0%
DIVERSIFIED FINANCIAL SERVICES - 4.2%
FINANCE-AUTO LOANS - 0.1%
General Motors Acceptance Corp.
   6.875% 09/15/11                      90,000       79,002
                                                -----------
                                                     79,002
                                                -----------

FINANCE-INVESTMENT BANKER/BROKER - 1.5%
E*Trade Financial Corp.
   8.000% 06/15/11                     275,000      287,375
LaBranche & Co., Inc.
   11.000% 05/15/12                    775,000      837,000
                                                -----------
                                                  1,124,375
                                                -----------

SPECIAL PURPOSE ENTITY - 2.6%
Dow Jones CDX High Yield Index
   8.250% 06/29/10 (b)               2,000,000    1,985,000
                                                -----------
                                                  1,985,000
                                                -----------
          Diversified Financial Services Total    3,188,377
                                                -----------

REAL ESTATE INVESTMENT TRUSTS - 0.4%
REITS-HOTELS - 0.1%
La Quinta Properties, Inc.
   7.000% 08/15/12                     100,000      103,250
                                                -----------
                                                    103,250
                                                -----------

REITS-MORTGAGE - 0.3%
Thornburg Mortgage, Inc.
   8.000% 05/15/13                     225,000      225,000
                                                -----------
                                                    225,000
                                                -----------
           Real Estate Investment Trusts Total      328,250
                                                -----------



See Accompanying Notes to Financial Statements.

May 31, 2005 (Unaudited)


CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)              PAR ($)    VALUE ($)
-----------------------------------------------------------
FINANCIALS (CONTINUED)
SAVINGS & LOANS - 0.4%
SAVINGS & LOANS/THRIFTS-WESTERN US - 0.4%
Western Financial Bank
   9.625% 05/15/12                     255,000      274,125
                                                -----------
                                                    274,125
                                                -----------
                         Savings & Loans Total      274,125
                                                -----------
                              FINANCIALS TOTAL    3,790,752
                                                -----------

-----------------------------------------------------------
INDUSTRIALS - 21.7%
AEROSPACE & DEFENSE - 2.1%
AEROSPACE/DEFENSE-EQUIPMENT - 2.1%
Argo-Tech Corp.
   9.250% 06/01/11                     285,000      305,663
BE Aerospace, Inc.
   8.875% 05/01/11                     375,000      382,500
Sequa Corp.
   8.875% 04/01/08                     185,000      196,100
   9.000% 08/01/09                     160,000      171,200
Standard Aero Holdings, Inc.
   8.250% 09/01/14 (b)                 265,000      272,950
TransDigm, Inc.
   8.375% 07/15/11                     250,000      260,000
                                                -----------
                                                  1,588,413
                                                -----------
                     Aerospace & Defense Total    1,588,413
                                                -----------

BUILDING MATERIALS - 1.7%
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS - 0.5%
Associated Materials, Inc.
   (a) 03/01/14
   (11.250% 03/01/09)                  290,000      172,550
Nortek, Inc.
   8.500% 09/01/14                     200,000      179,000
                                                -----------
                                                    351,550
                                                -----------

BUILDING PRODUCTS-CEMENT/AGGREGATION - 0.8%
RMCC Acquisition Co.
   9.500% 11/01/12 (b)                 370,000      358,900
U.S. Concrete, Inc.
   8.375% 04/01/14                     310,000      286,750
                                                -----------
                                                    645,650
                                                -----------

BUILDING PRODUCTS-DOORS & WINDOWS - 0.4%
ACIH, Inc.
   (a) 12/15/12
   (11.500% 12/15/07) (b)              425,000      267,750
                                                -----------
                                                    267,750
                                                -----------
                      Building Materials Total    1,264,950
                                                -----------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
WIRE & CABLE PRODUCTS - 0.5%
Coleman Cable, Inc.
   9.875% 10/01/12 (b)                 430,000      397,750
                                                -----------
                                                    397,750
                                                -----------
       Electrical Components & Equipment Total      397,750
                                                -----------





                                       PAR ($)    VALUE ($)
-----------------------------------------------------------
ELECTRONICS - 0.6%
ELECTRONIC COMPONENTS-MISCELLANEOUS - 0.6%
Flextronics International Ltd.
   6.250% 11/15/14                     135,000      135,000
Sanmina-SCI Corp.
   6.750% 03/01/13 (b)                 355,000      335,475
                                                -----------
                                                    470,475
                                                -----------
                             Electronics Total      470,475
                                                -----------

ENGINEERING & CONSTRUCTION - 0.6%
BUILDING & CONSTRUCTION-MISCELLANEOUS - 0.6%
J. Ray McDermott SA
   11.000% 12/15/13 (b)                445,000      489,500
                                                -----------
                                                    489,500
                                                -----------
              Engineering & Construction Total      489,500
                                                -----------

ENVIRONMENTAL CONTROL - 2.2%
NON-HAZARDOUS WASTE DISPOSAL - 2.0%
Allied Waste North America, Inc.
   7.250% 03/15/15 (b)                 225,000      212,625
   7.875% 04/15/13                     495,000      497,475
   8.500% 12/01/08                     255,000      263,925
Waste Services, Inc.
   9.500% 04/15/14 (b)                 560,000      551,600
                                                -----------
                                                  1,525,625
                                                -----------

RECYCLING - 0.2%
IMCO Recycling Escrow, Inc.
   9.000% 11/15/14 (b)                 120,000      123,900
                                                -----------
                                                    123,900
                                                -----------
                   Environmental Control Total    1,649,525
                                                -----------

HAND/MACHINE TOOLS - 0.2%
MACHINE TOOLS & RELATED PRODUCTS - 0.2%
Newcor, Inc.
   6.000% 01/31/13
   (7.500% 01/31/08) (g)(h)            215,562      131,493
                                                -----------
                                                    131,493
                                                -----------
                      Hand/Machine Tools Total      131,493
                                                -----------

MACHINERY-DIVERSIFIED - 0.5%
MACHINERY-GENERAL INDUSTRY - 0.5%
Douglas Dynamics LLC
   7.750% 01/15/12 (b)                 370,000      357,050
                                                -----------
                                                    357,050
                                                -----------
                   Machinery-Diversified Total      357,050
                                                -----------

METAL FABRICATE/HARDWARE - 2.0%
METAL PROCESSORS & FABRICATION - 1.3%
Altra Industrial Motion, Inc.
   9.000% 12/01/11 (b)                 250,000      240,000




See Accompanying Notes to Financial Statements.

May 31, 2005 (Unaudited)




CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)              PAR ($)    VALUE ($)
-----------------------------------------------------------
INDUSTRIALS (CONTINUED)
METAL FABRICATE/HARDWARE (CONTINUED)
METAL PROCESSORS & FABRICATION (CONTINUED)
Mueller Holdings, Inc.
   (a) 04/15/14
   (14.750% 04/15/09)                  295,000      210,925
   10.000% 05/01/12                    225,000      236,250
TriMas Corp.
   9.875% 06/15/12                     445,000      358,225
                                                -----------
                                                  1,045,400
                                                -----------

METAL PRODUCTS-FASTENERS - 0.7%
FastenTech, Inc.
   11.500% 05/01/11                    490,000      516,950
                                                -----------
                                                    516,950
                                                -----------
                Metal Fabricate/Hardware Total    1,562,350
                                                -----------

MISCELLANEOUS MANUFACTURING - 2.5%
DIVERSIFIED MANUFACTURING OPERATORS - 1.8%
Bombardier, Inc.
   6.300% 05/01/14 (b)                 575,000      506,000
J.B. Poindexter & Co.
   8.750% 03/15/14                     350,000      330,750
Koppers Industries, Inc.
   9.875% 10/15/13                     310,000      330,150
Trinity Industries, Inc.
   6.500% 03/15/14                     165,000      159,225
                                                -----------
                                                  1,326,125
                                                -----------

FILTRATION/SEPARATE PRODUCTS - 0.3%
Polypore International, Inc.
   (a) 10/01/12
   (10.500% 10/01/08) (b)              485,000      243,712
                                                -----------
                                                    243,712
                                                -----------

MISCELLANEOUS MANUFACTURING - 0.4%
Samsonite Corp.
   8.875% 06/01/11                     295,000      308,275
                                                -----------
                                                    308,275
                                                -----------
             Miscellaneous Manufacturing Total    1,878,112
                                                -----------

PACKAGING & CONTAINERS - 4.1%
CONTAINERS-METAL/GLASS - 1.9%
Crown European Holdings SA
   10.875% 03/01/13                    480,000      553,200
Owens-Brockway Glass Container
   6.750% 12/01/14                     200,000      202,000
   8.250% 05/15/13                     600,000      648,000
Owens-Illinois, Inc.
   7.500% 05/15/10                      75,000       79,125
                                                -----------
                                                  1,482,325
                                                -----------
CONTAINERS-PAPER/PLASTIC - 2.2%
Consolidated Container Co. LLC
   (a) 06/15/09
   (10.750% 06/15/07)                  280,000      215,600




                                       PAR ($)    VALUE ($)
-----------------------------------------------------------
Jefferson Smurfit Corp.
   8.250% 10/01/12                     450,000      445,500
   PIK,
   11.500% 10/01/15 (b)       EUR      448,573      425,205
MDP Acquisitions PLC
   9.625% 10/01/12            USD      365,000      363,175
Portola Packaging, Inc.
   8.250% 02/01/12                     295,000      184,375
Tekni-Plex, Inc.
   8.750% 11/15/13 (b)                  45,000       39,150
                                                -----------
                                                  1,673,005
                                                -----------
                  Packaging & Containers Total    3,155,330
                                                -----------

TRANSPORTATION - 4.7%
TRANSPORTATION-MARINE - 2.1%
Ship Finance International Ltd.
   8.500% 12/15/13                     795,000      761,212
Stena AB
   7.500% 11/01/13                     500,000      481,250
   9.625% 12/01/12                     355,000      380,738
                                                -----------
                                                  1,623,200
                                                -----------

TRANSPORTATION-RAILROAD - 0.7%
TFM SA de CV
   9.375% 05/01/12 (b)                 375,000      388,125
   12.500% 06/15/12                    100,000      116,000
                                                -----------
                                                    504,125
                                                -----------

TRANSPORTATION-SERVICES - 1.4%
CHC Helicopter Corp.
   7.375% 05/01/14                     275,000      265,375
   7.375% 05/01/14 (b)                 250,000      241,250
Petroleum Helicopters, Inc.
   9.375% 05/01/09                     530,000      548,550
                                                -----------
                                                  1,055,175
                                                -----------

TRANSPORTATION-TRUCK - 0.5%
Allied Holdings, Inc.
   8.625% 10/01/07                     145,000       53,650
QDI LLC
   9.000% 11/15/10                     400,000      364,000
                                                -----------
                                                    417,650
                                                -----------
                          Transportation Total    3,600,150
                                                -----------
                             INDUSTRIALS TOTAL   16,545,098
                                                -----------

-----------------------------------------------------------
TECHNOLOGY - 0.4%
SEMICONDUCTORS - 0.4%
ELECTRONIC COMPONENTS-SEMICONDUCTORS - 0.4%
Amkor Technology, Inc.
   9.250% 02/15/08                     370,000      325,600
                                                -----------
                                                    325,600
                                                -----------
                          Semiconductors Total      325,600
                                                -----------
                              TECHNOLOGY TOTAL      325,600
                                                -----------






See Accompanying Notes to Financial Statements.

May 31, 2005 (Unaudited)


CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)              PAR ($)    VALUE ($)
-----------------------------------------------------------
UTILITIES - 7.1%
ELECTRIC - 7.1%
ELECTRIC-GENERATION - 1.9%
AES Corp.
   9.000% 05/15/15 (b)                 110,000      122,925
   9.500% 06/01/09                     455,000      505,050
Edison Mission Energy
   9.875% 04/15/11                     480,000      556,800
Texas Genco LLC
   6.875% 12/15/14 (b)                 245,000      252,043
                                                -----------
                                                  1,436,818
                                                -----------
ELECTRIC-INTEGRATED - 1.8%
CMS Energy Corp.
   8.900% 07/15/08                     385,000      411,950
Nevada Power Co.
   9.000% 08/15/13                     185,000      207,200
   10.875% 10/15/09                    340,000      379,100
PSE&G Energy Holdings LLC
   8.625% 02/15/08                     395,000      416,725
                                                -----------
                                                  1,414,975
                                                -----------

INDEPENDENT POWER PRODUCER - 3.4%
Caithness Coso Funding Corp.
   9.050% 12/15/09                     440,156      470,967
Calpine Corp.
   8.500% 07/15/10 (b)                 365,000      266,450
Calpine Generating Co. LLC
   11.500% 04/01/11                    255,000      219,300
   12.390% 04/01/11 (c)                610,000      536,800
MSW Energy Holdings LLC
   7.375% 09/01/10                     170,000      171,275
   8.500% 09/01/10                     375,000      388,125
Orion Power Holdings, Inc.
   12.000% 05/01/10                    425,000      508,938
                                                -----------
                                                  2,561,855
                                                -----------
                                Electric Total    5,413,648
                                                -----------
                               UTILITIES TOTAL    5,413,648
                                                -----------

TOTAL CORPORATE FIXED-INCOME BONDS & NOTES
   (cost of $97,590,472)                         94,952,953
                                                -----------

PREFERRED STOCKS - 2.6%                 SHARES
-----------------------------------------------------------
COMMUNICATIONS - 1.8%
MEDIA - 1.8%
PUBLISHING-PERIODICALS - 0.0%
PriMedia, Inc.
   8.625% 04/01/10                          30        2,933
                                                -----------
                                                      2,933
                                                -----------

RADIO - 1.3%
Spanish Broadcasting System, Inc., PIK
   10.750%                                 949    1,020,175
                                                -----------
                                                  1,020,175
                                                -----------






                                        SHARES    VALUE ($)
-----------------------------------------------------------
TELEVISION - 0.5%
Paxson Communications Corp., PIK
   14.250% 11/15/06                         51      336,801
                                                -----------
                                                    336,801
                                                -----------
                                   Media Total    1,359,909
                                                -----------
                          COMMUNICATIONS TOTAL    1,359,909
                                                -----------

-----------------------------------------------------------
FINANCIALS - 0.8%
REAL ESTATE INVESTMENT TRUSTS - 0.8%
REITS-DIVERSIFIED - 0.8%
iStar Financial, Inc.
   7.800%                               13,000      329,875
   7.875%                               11,007      282,742
                                                -----------
                                                    612,617
                                                -----------
           Real Estate Investment Trusts Total      612,617
                                                -----------
                              FINANCIALS TOTAL      612,617
                                                -----------

TOTAL PREFERRED STOCKS
   (cost of $1,914,050)                           1,972,526
                                                -----------

COMMON STOCKS - 1.7%
-----------------------------------------------------------
CONSUMER DISCRETIONARY - 0.1%
HOTELS, RESTAURANTS & LEISURE - 0.1%
Alliance Gaming Corp. (i)                5,500       71,445
Trump Entertainment Resorts, Inc. (i)    1,000       13,000
                                                -----------
           Hotels, Restaurants & Leisure Total       84,445
                                                -----------
                  CONSUMER DISCRETIONARY TOTAL       84,445
                                                -----------

-----------------------------------------------------------
ENERGY - 0.1%
ENERGY EQUIPMENT & SERVICES - 0.1%
Hornbeck Offshore Services, Inc. (i)     2,800       69,020
                                                -----------
             Energy Equipment & Services Total       69,020
                                                -----------
                                  ENERGY TOTAL       69,020
                                                -----------

-----------------------------------------------------------
INDUSTRIALS - 0.1%
COMMERCIAL SERVICES & SUPPLIES - 0.1%
Allied Waste Industries, Inc. (i)        7,250       55,897
Fairlane Management Corp. (g)(i)(j)      8,000           --
                                                -----------
          Commercial Services & Supplies Total       55,897
                                                -----------
                             INDUSTRIALS TOTAL       55,897
                                                -----------

-----------------------------------------------------------
MATERIALS - 0.1%
CHEMICALS - 0.1%
Lyondell Chemical Co.                    5,000      118,700
                                                -----------
                               Chemicals Total      118,700
                                                -----------
                               MATERIALS TOTAL      118,700
                                                -----------

-----------------------------------------------------------
TELECOMMUNICATION SERVICES - 1.2%
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.5%
NTL, Inc. (i)                            5,942      381,952
                                                -----------
   Diversified Telecommunication Services Total     381,952
                                                -----------




See Accompanying Notes to Financial Statements.

May 31, 2005 (Unaudited)



COMMON STOCKS (CONTINUED)               SHARES    VALUE ($)
-----------------------------------------------------------
TELECOMMUNICATION SERVICES (CONTINUED)
WIRELESS TELECOMMUNICATION SERVICES - 0.7%
Alamosa Holdings, Inc. (i)              11,653      143,915
Nextel Communications, Inc.,
   Class A (i)                           6,196      186,995
SBA Communications Corp.,
   Class A (i)                          16,090      179,886
                                                -----------
     Wireless Telecommunication Services Total      510,796
                                                -----------
                            TELECOMMUNICATION
                                SERVICES TOTAL      892,748
                                                -----------

-----------------------------------------------------------
UTILITIES - 0.1%
MULTI-UTILITIES & UNREGULATED POWER - 0.1%
Dynegy Holdings, Inc., Class A (i)      23,000      106,950
                                                -----------
     Multi-Utilities & Unregulated Power Total      106,950
                                                -----------
                               UTILITIES TOTAL      106,950
                                                -----------

TOTAL COMMON STOCKS
   (cost of $1,662,531)                           1,327,760
                                                -----------

CONVERTIBLE BONDS - 1.1%               PAR ($)
-----------------------------------------------------------
COMMUNICATIONS - 0.8%
TELECOMMUNICATION SERVICES - 0.8%
TELECOMMUNICATION EQUIPMENT - 0.8%
Nortel Networks Corp.
   4.250% 09/01/08                     645,000      592,433
                                                -----------
                                                    592,433
                                                -----------
              Telecommunication Services Total      592,433
                                                -----------
                          COMMUNICATIONS TOTAL      592,433
                                                -----------

-----------------------------------------------------------
UTILITIES - 0.3%
ELECTRIC - 0.3%
INDEPENDENT POWER PRODUCER - 0.3%
Mirant Corp.
   2.500% 06/15/21 (d)                 280,000      221,197
                                                -----------
                                                    221,197
                                                -----------
                                Electric Total      221,197
                                                -----------
                               UTILITIES TOTAL      221,197
                                                -----------

TOTAL CONVERTIBLE BONDS
   (cost of $775,438)                               813,630
                                                -----------

MUNICIPAL BOND (TAXABLE) - 0.8%
-----------------------------------------------------------
CA Cabazon Band Mission Indians
   13.000% 10/01/11 (e)                575,000      597,695
                                                -----------
                              CALIFORNIA TOTAL      597,695
                                                -----------

TOTAL MUNICIPAL BOND (TAXABLE)
   (cost of $575,000)                               597,695
                                                -----------




WARRANTS - 0.1%                          UNITS    VALUE ($)
-----------------------------------------------------------
COMMUNICATIONS - 0.0%
MEDIA - 0.0%
BROADCAST SERVICES/PROGRAMS - 0.0%
XM Satellite Radio Holdings, Inc.
   Expires 03/15/10 (b)(i)                 600       37,800
                                                -----------
                                                     37,800
                                                -----------
                                   Media Total       37,800
                                                -----------

TELECOMMUNICATION SERVICES - 0.0%
CELLULAR TELECOMMUNICATIONS - 0.0%
UbiquiTel, Inc.
   Expires 04/15/10 (b)(i)                 525            5
                                                -----------
                                                          5
                                                -----------

TELECOMMUNICATION SERVICES - 0.0%
Jazztel PLC
   Expires 07/15/10 (b)(g)(i)(j)           350           --
                                                -----------
                                                         --
                                                -----------
              Telecommunication Services Total            5
                                                -----------
                          COMMUNICATIONS TOTAL       37,805
                                                -----------

-----------------------------------------------------------
INDUSTRIALS - 0.1%
METAL FABRICATE/HARDWARE - 0.1%
METAL PROCESSORS & FABRICATION - 0.1%
Mueller Holdings, Inc.
   Expires 04/15/14 (b)(i)                 375       43,125
                                                -----------
                                                     43,125
                                                -----------
                Metal Fabricate/Hardware Total       43,125
                                                -----------

TRANSPORTATION - 0.0%
TRANSPORTATION-TRUCKS - 0.0%

QDI LLC
   Expires 01/15/07 (b)(g)(i)            2,041        6,001
                                                -----------
                                                      6,001
                                                -----------
                          Transportation Total        6,001
                                                -----------
                             INDUSTRIALS TOTAL       49,126
                                                -----------

TOTAL WARRANTS
   (cost of $97,124)                                 86,931
                                                -----------




See Accompanying Notes to Financial Statements.

May 31, 2005 (Unaudited)



SHORT-TERM OBLIGATION - 3.9%           PAR ($)    VALUE ($)
-----------------------------------------------------------
U.S. GOVERNMENT AGENCY - 3.9%
Federal Home Loan Bank
   2.980% 06/01/05(k)                2,960,000    2,960,000
                                                -----------

TOTAL SHORT-TERM OBLIGATION
   (cost of $2,960,000)                           2,960,000
                                                -----------

TOTAL INVESTMENTS - 134.9%
   (cost of $105,574,615)(l)                    102,711,495
                                                -----------

OTHER ASSETS & LIABILITIES, NET - (34.9)%       (26,565,441)
-----------------------------------------------------------
NET ASSETS - 100.0%                              76,146,054
                                                ===========





   NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------

(a) Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(b) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, these securities amounted to $23,907,510, which represents 31.4% of net assets.

(c) The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2005.

(d) The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At May 31, 2005, the value of these securities amounted to $913,197, which represents 1.2% of net assets.

(e) Illiquid security.

(f) The issuer is in default of certain debt covenants. Income is not being accrued. At May 31, 2005, the value of this security represents 1.0% of net assets.

(g) Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(h) Step bond. Shown parenthetically is the next interest rate to be paid.

(i) Non-income producing security.

(j) Security has no value.

(k) The rate shown represents the annualized yield at the date of purchase.

(l) Cost for federal income tax purposes is $105,597,849.

At May 31, 2005, the Fund had entered into the following forward currency exchange contracts:

 FORWARD CURRENCY          AGGREGATE  SETTLEMENT  UNREALIZED
 CONTRACTS TO BUY   VALUE  FACE VALUE   DATE    DEPRECIATION
------------------------------------------------------------
        EUR      $174,795   $179,010 06/01/2005     $(4,215)
        EUR        98,536    103,445 06/20/2005      (4,909)
                                                    -------
                                                    $(9,124)
                                                    -------

 FORWARD CURRENCY          AGGREGATES SETTLEMENT  UNREALIZED
 CONTRACTS TO SELL  VALUE  FACE VALUE   DATE    APPRECIATION
------------------------------------------------------------
        EUR      $174,795   $183,311 06/01/2005     $ 8,516
        EUR       634,326    660,745 06/20/2005      26,419
        EUR       117,011    120,530 06/20/2005       3,519
        EUR       103,579    106,070 07/27/2005       2,491
                                                    -------
                                                    $40,945
                                                    -------

At May 31, 2005, the composition of the Fund by revenue source is as follows:

                                                   % OF
HOLDINGS BY REVENUE SOURCE                      NET ASSETS
----------------------------------------------------------
Corporate Fixed-Income Bonds & Notes              124.7%
Preferred Stocks                                    2.6
Common Stocks                                       1.7
Convertible Bonds                                   1.1
Municipal Bond (Taxable)                            0.8
Warrants                                            0.1
Short-Term Obligation                               3.9
Other Assets & Liabilities, Net                   (34.9)
                                                 ------
                                                  100.0%
                                                 ------

           ACRONYM               NAME
---------------------------------------------------------
           EUR              Euro
           PIK              Payment-In-Kind
           REIT             Real Estate Investment Trust
           USD              United States Dollar

See Accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2005 (Unaudited)



ASSETS:

Investments, at cost                           $105,574,615
                                               ------------
Investments, at value                          $102,711,495
Net unrealized appreciation on
   foreign forward currency contracts                40,945
Receivable for:
   Investments sold                                 870,179
   Interest                                       2,240,320
   Dividends                                         12,880
Reimbursement due from Investment Advisor               805
Deferred Trustees' compensation plan                  9,681
                                               ------------
      Total Assets                              105,886,305
                                               ------------

LIABILITIES:
Payable to custodian bank                           191,086
Net unrealized depreciation on
   foreign forward currency contracts                 9,124
Payable for:
   Interest                                          52,121
   Investments purchased                            260,195
   Distributions                                    546,091
   Investment advisory fee                           53,519
   Transfer agent fee                                16,490
   Pricing and bookkeeping fees                       9,233
   Custody fee                                        2,346
Deferred Trustees' fees                               9,681
Notes payable - short-term                       14,800,000
Notes payable - long-term                        13,700,000
Other liabilities                                    90,365
                                               ------------
      Total Liabilities                          29,740,251
                                               ------------
NET ASSETS                                     $ 76,146,054
                                               ============

COMPOSITION OF NET ASSETS:
Paid-in capital                                $141,303,724
Undistributed net investment income                 487,624
Accumulated net realized loss                   (62,813,569)
Net unrealized appreciation (depreciation) on:
   Investments                                   (2,863,120)
   Foreign currency translations                     31,395
                                               ------------
NET ASSETS                                     $ 76,146,054
                                               ============
Shares outstanding                               21,003,496
                                               ------------
Net asset value per share                      $       3.63
                                               ============





STATEMENT OF OPERATIONS

For the Six Months Ended May 31, 2005 (Unaudited)




INVESTMENT INCOME:
Interest                                       $  4,536,839
Dividends                                           112,828
                                               ------------
   Total Investment Income                        4,649,667
                                               ------------

EXPENSES:
Investment advisory fee                             407,967
Transfer agent fee                                   24,022
Pricing and bookkeeping fees                         34,434
Trustees' fees                                        4,392
Custody fee                                           9,658
Other expenses                                       69,665
                                               ------------
   Total Operating Expenses                         550,138
Interest expense                                    485,670
                                               ------------
   Total Expenses                                 1,035,808
Custody earnings credit                              (1,023)
                                               ------------
   Net Expenses                                   1,034,785
                                               ------------
Net Investment Income                             3,614,882
                                               ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain (loss) on:
   Investments                                      346,121
   Foreign currency transactions                     16,761
   Net realized loss on disposal of investments
      purchased/sold in error (See Note 7)               --
                                               ------------
      Net realized gain                             362,882
                                               ------------
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                   (5,605,511)
   Foreign currency translations                     31,395
                                               ------------
      Net change in unrealized
         appreciation (depreciation)             (5,574,116)
                                               ------------
Net Loss                                         (5,211,234)
                                               ------------
Net Decrease in Net Assets from Operations     $ (1,596,352)
                                               ------------



See Accompanying Notes to Financial Statements.


STATEMENTS OF CHANGES IN NET ASSETS
                                                                                              (UNAUDITED)
                                                                                              SIX MONTHS            YEAR
                                                                                                 ENDED              ENDED
                                                                                                MAY 31,         NOVEMBER 30,
INCREASE (DECREASE) IN NET ASSETS:                                                               2005               2004
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                                          $ 3,614,882        $ 7,163,795
Net realized gain on investments and foreign currency transactions                                 362,882          2,728,923
Net change in unrealized appreciation (depreciation)
   on investments and foreign currency translations                                             (5,574,116)         2,684,740
                                                                                               -----------        -----------
Net Increase (Decrease) from Operations                                                         (1,596,352)        12,577,458
                                                                                               -----------        -----------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                                      (3,486,580)        (6,362,697)
                                                                                               -----------        -----------

SHARE TRANSACTIONS:
Distributions reinvested                                                                                --             62,227
                                                                                               -----------        -----------
Total Increase (Decrease) in Net Assets                                                         (5,082,932)         6,276,988

NET ASSETS:
Beginning of period                                                                             81,228,986         74,951,998
                                                                                               -----------        -----------
End of period                                                                                  $76,146,054        $81,228,986
                                                                                               -----------        -----------
Undistributed net investment income at end of period                                           $   487,624        $   359,322
                                                                                               ===========        ===========

CHANGES IN SHARES:
Issued for distributions reinvested                                                                     --             16,818
                                                                                               ===========        ===========


See Accompanying Notes to Financial Statements.

STATEMENT OF CASH FLOWS

For the Six Months Ended May 31, 2005 (Unaudited)


INCREASE (DECREASE) IN CASH
--------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net investment income                                           $ 3,614,882
Adjustments to reconcile net investment income
to net cash provided by operating activities:
   Purchase of investment securities                            (32,210,088)
   Proceeds from disposition of investment securities            33,646,561
   Proceeds from disposition of short-term investments, net         424,000
   Net realized gain from foreign currency transactions              16,761
   Increase in dividend and interest receivable                     (60,929)
   Increase in other assets                                          (2,094)
   Increase in receivable for investments sold                     (198,932)
   Decrease in payable for investments purchased                   (688,744)
   Decrease in accrued expenses and other liabilities               (37,817)
   Net amortization/accretion of income                            (346,567)
                                                               ------------
Net cash provided by operating activities                         4,157,033

CASH FLOWS FROM FINANCING ACTIVITIES:
   Decrease in notes payable                                     (1,000,000)
   Increase in interest payable                                       2,398
   Distributions paid in cash                                    (3,444,573)
                                                               ------------
Net cash used by financing activities                            (4,442,175)
                                                               ------------
Net decrease in cash                                               (285,142)

CASH:
Beginning of period                                                  94,056
                                                               ------------
End of period                                                  $   (191,086)
                                                               ============




See Accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

May 31, 2005 (Unaudited)



NOTE 1. ORGANIZATION

Colonial Intermediate High Income Fund (the "Fund") is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company.

INVESTMENT GOAL

The Fund seeks high current income and total return by investing primarily in high yield fixed income securities in lower-rated categories.

FUND SHARES

The Fund may issue an unlimited number of shares.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION

Debt securities generally are valued by pricing services approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value. Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Forward foreign currency exchange contracts are agreements to exchange one currency for another at a future date at a specified price. These contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. The Fund may utilize forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities. The Fund may also enter into these contracts to hedge certain other foreign currency denominated assets. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Forward currency contracts are valued daily at the current exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the foreign currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency

May 31, 2005 (Unaudited)


transactions. The use of forward currency contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. The Fund could also be exposed to risk if the counterparties of the contracts are unable to fulfill the terms of the contracts.

DELAYED DELIVERY SECURITIES

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies cash or liquid portfolio securities in an amount equal to the delayed delivery commitment.

INCOME RECOGNITION

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Corporate actions and dividend income are recorded on the ex-date, except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such, net of non-reclaimable tax withholdings. The value of additional securities received as an income payment is recorded as income and as the cost basis of such securities.

FOREIGN CURRENCY TRANSACTIONS

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

FEDERAL INCOME TAX STATUS

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders are recorded on ex-date. Net realized capital gains, if any, are distributed at least annually.

STATEMENT OF CASH FLOWS

Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within the Fund's Statement of Assets and Liabilities and includes cash on hand at its custodian bank and does not include any short-term investments.

NOTE 3. FEDERAL TAX INFORMATION

The tax character of distributions paid during the year ended November 30, 2004 was as follows:

                                                NOVEMBER 30,
                                                    2004
                                                 ----------
Distributions paid from:
  Ordinary Income                                $6,362,697
  Long-Term Capital Gains                                --

Unrealized appreciation and depreciation at May 31, 2005, based on cost of investments for federal income tax purposes, excluding any unrealized appreciation and depreciation from changes in the value of other assets and liabilities resulting from changes in exchange rates, was:

   Unrealized appreciation                      $ 3,303,794
   Unrealized depreciation                       (6,190,148)
                                                -----------
   Net unrealized depreciation                  $(2,886,354)
                                                ===========

The following capital loss carryforwards, determined as of November 30, 2004, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

            YEAR OF                    CAPITAL LOSS
          EXPIRATION                   CARRYFORWARD
       -----------------          -----------------------
             2006                         $ 410,216
             2007                        10,437,671
             2008                        22,694,029
             2009                        23,203,433
             2010                         6,431,055
                                        -----------
                                        $63,176,404
                                        ===========

May 31, 2005 (Unaudited)




NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES
INVESTMENT ADVISORY FEE

Columbia Management Advisors, Inc. ("Columbia"), an indirect wholly owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund and provides administrative and other services to the Fund. Columbia receives a monthly investment advisory fee at the annual rate of 0.65% of the Fund's average weekly net assets.

In addition, the Fund shall pay Columbia a monthly fee of 20% of the Fund's monthly "leverage income" (as that term is defined in the management contract). In the event that the Fund's monthly leverage income is less than zero, then Columbia shall pay the Fund 20% of the Fund's monthly leverage income. For the six months ended May 31, 2005, the Fund paid fees of $149,909 to Columbia under this agreement, which represents 0.38% annually of the Fund's average daily net assets. This amount is included in "Investment advisory fee" on the Statement of Operations.

PRICING AND BOOKKEEPING FEES

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, Columbia pays the total fees received to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000 paid monthly, and in any month that the Fund's average weekly net assets exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average weekly net assets of the Fund for that month. The Fund also pays additional fees for pricing services based on the number of securities held by the Fund. For the six months ended May 31, 2005, the Fund's annualized effective pricing and bookkeeping fee rate, inclusive of out-of-pocket expenses, was 0.086%.

CUSTODY CREDITS

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

FEES PAID TO OFFICERS AND TRUSTEES

With the exception of one officer, all officers of the Fund are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, will pay its pro-rata share of the expenses associated with the Office of the Chief Compliance Officer. The Fund's fee for the Office of the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

OTHER

Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended May 31, 2005, the Fund paid $791 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

NOTE 5. PORTFOLIO INFORMATION

For the six months ended May 31, 2005, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $32,210,088 and $33,646,561, respectively.

NOTE 6. LOAN AGREEMENT

At May 31, 2005, the Fund had term loans and a revolving loan outstanding with State Street, totaling $28,500,000. The term loans are comprised of a $13,700,000 loan which bears interest at 3.12% per annum, due August 26, 2005 and a $2,000,000 loan which bears interest at 3.13% per annum, due August 26, 2005. The revolving loan is a $12,800,000 floating rate loan, maturing on August 23, 2005. At May 31, 2005, the average daily loan balance was $29,329,670 at a weighted average interest rate of 3.32%. The Fund is subject to certain covenants including, but not limited to, requirements with respect to asset coverage, portfolio diversification and liquidity.

NOTE 7. TRADING LOSS

During the six months ended May 31, 2005, the Fund entered into a foreign forward currency exchange contract which resulted in a trading error. This position was subsequently closed at a loss of $805 and the Fund is in the process of being reimbursed by Columbia.

NOTE 8. DISCLOSURE OF SIGNIFICANT RISKS
AND CONTINGENCIES

FOREIGN SECURITIES

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

May 31, 2005 (Unaudited)


HIGH-YIELD SECURITIES

Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk bonds." Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

LEGAL PROCEEDINGS

On February 9, 2005, Columbia and Columbia Funds Distributor, Inc. (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce certain Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the Fund's independent trustees and not unacceptable to the staff of the SEC. At this time, the distribution plan is still under development. As such, any gain to the fund or its shareholders can not currently be determined.

As a result of these matters or any adverse publicity or other developments resulting from them, the market price of fund shares could decline.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities. More than 300 cases including those filed against entities unaffiliated with the funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding (the "MDL").

The derivative cases purportedly brought on behalf of the Columbia Funds in the MDL have been consolidated under the lead case. The fund derivative plaintiffs allege that the funds were harmed by market timing and late trading activity and seek, among other things, removal of the trustees of the Columbia Funds, removal of the Columbia Group, disgorgement of all management fees and monetary damages.

On March 21, 2005 purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has conditionally ordered its transfer to the MDL.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, can not currently be made. On January 11, 2005, a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the Columbia Funds and Columbia. The lawsuit alleges that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the Fund and other affiliated funds participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs allege that defendants failed to submit proof of claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions.

In 2004, certain Columbia funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of

May 31, 2005 (Unaudited)


1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005.

The Fund and the other defendants to these actions, including Columbia and various of its affiliates, certain other mutual funds advised by Columbia and its affiliates, and various directors of such funds, have denied these allegations and are contesting the plaintiffs' claims. These proceedings are ongoing, however, based on currently available information, Columbia believes that these lawsuits are without merit, that the likelihood they will have a material adverse impact on any fund is remote, and that the lawsuits are not likely to materially affect its ability to provide investment management services to its clients, including the Fund.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows:

                                                (UNAUDITED)
                                                 SIX MONTHS                   ONE MONTH
                                                    ENDED      YEAR ENDED       ENDED           YEAR ENDED OCTOBER 31,
                                                   MAY 31,    NOVEMBER 30,  NOVEMBER 30,  ----------------------------------
                                                    2005          2004       2003 (a)       2003         2002         2001
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $       3.87  $      3.57  $      3.51  $      2.79  $      3.51  $      4.83
                                                  ------------  -----------  -----------  -----------  -----------  -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                 0.17         0.34         0.02         0.29         0.38(c)      0.51
Net realized and unrealized gain
   (loss) on investments and
   foreign currency                                      (0.24)        0.26         0.07         0.75        (0.73)(c)    (1.26)
                                                  ------------  -----------  -----------  -----------  -----------  -----------
      Total from Investment
        Operations                                       (0.07)        0.60         0.09         1.04        (0.35)       (0.75)
                                                  ------------  -----------  -----------  -----------  -----------  -----------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS:
From net investment income                               (0.17)       (0.30)       (0.03)       (0.30)       (0.36)       (0.55)
Return of capital                                           --           --           --        (0.02)       (0.01)       (0.02)
                                                  ------------  -----------  -----------  -----------  -----------  -----------
      Total Distributions Declared
        to Shareholders                                  (0.17)       (0.30)       (0.03)       (0.32)       (0.37)       (0.57)
                                                  ------------  -----------  -----------  -----------  -----------  -----------
NET ASSET VALUE, END OF PERIOD                    $       3.63  $      3.87  $      3.57  $      3.51  $      2.79  $      3.51
                                                  ------------  -----------  -----------  -----------  -----------  -----------
Market price per share                            $       3.36  $      3.51  $      3.50  $      3.65  $      2.79  $      3.49
                                                  ------------  -----------  -----------  -----------  -----------  -----------
Total return--based on
   market value (d)                                      0.25%(e)(f)  9.24%      (3.40)%(e)    44.56%     (10.43)%     (14.26)%
                                                  ------------  -----------  -----------  -----------  -----------  -----------
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Operating expenses (g)                                   1.38%(h)     1.48%        1.63%(h)     1.35%        1.25%        1.31%
Interest and amortization of
   deferred debt issuance expenses                       1.22%(h)     1.18%        1.38%(h)     2.00%        2.73%        2.98%
Total expenses (g)                                       2.60%(h)     2.66%        3.01%(h)     3.35%        3.98%        4.29%
Net investment income (g)                                9.07%(h)     9.25%        7.82%(h)     9.18%       11.38%(c)    11.96%
Portfolio turnover rate                                    31%(e)       80%           7%(e)       64%          54%          52%
Net assets, end of period (000's)                 $     76,146   $   81,229   $   74,952   $   73,623   $   58,134  $   72,353

(a)  The Fund changed its fiscal year end from October 31 to November 30.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended October 31, 2002 was to increase the net investment income per share by $0.02, increase the net realized and unrealized loss per share by $0.02 and increase the ratio of net investment income to average net assets from 10.92% to 11.38%. Per share data and ratios for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

(d) Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.

(e)  Not annualized.

(f) Total return includes a voluntary reimbursement by the Investment Advisor for a realized investment loss. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)  Annualized.

Selected data for a share outstanding throughout each period is as follows:

                                                                             YEAR ENDED OCTOBER 31,
-------------------------------------------------------------------------------------------------------------------------------
                                                     2000         1999         1998         1997         1996         1995
                                                  ------------  -----------  -----------  -----------  -----------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD              $       5.97 $       6.20  $      7.27  $      6.89  $      6.62  $      6.28
                                                  ------------  -----------  -----------  -----------  -----------  -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                     0.67         0.70         0.70         0.70         0.70         0.70
Net realized and unrealized gain (loss)
   on investments and foreign currency                   (1.10)       (0.23)       (1.08)        0.38         0.26         0.34
                                                  ------------  -----------  -----------  -----------  -----------  -----------
      Total from Investment Operations                   (0.43)        0.47        (0.38)        1.08         0.96         1.04
                                                  ------------  -----------  -----------  -----------  -----------  -----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                               (0.69)       (0.70)       (0.69)       (0.70)       (0.69)       (0.70)
In excess of net investment income                       (0.02)          --           --           --           --           --
                                                  ------------  -----------  -----------  -----------  -----------  -----------
Total Distributions Declared to Shareholders             (0.71)       (0.70)       (0.69)       (0.70)       (0.69)       (0.70)
                                                  ------------  -----------  -----------  -----------  -----------  -----------
NET ASSET VALUE, END OF PERIOD                    $       4.83 $       5.97  $      6.20  $      7.27  $      6.89  $      6.62
                                                  ------------  -----------  -----------  -----------  -----------  -----------
Market price per share                            $       4.63 $       5.63  $      6.81  $      7.56  $      7.13  $      6.88
                                                  ------------  -----------  -----------  -----------  -----------  -----------
Total return--based on market value (a)                  (6.12)%      (7.89)%      (0.74)%      16.97%       14.62%       33.00%
                                                  ------------  -----------  -----------  -----------  -----------  -----------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Operating expenses (b)                                    0.92%        0.89%        0.88%        0.89%        0.98%        0.95%
Interest and amortization of deferred
   debt issuance expenses                                 2.79%        2.48%        2.11%        1.96%        2.07%        1.94%
Total expenses (b)                                        3.71%        3.37%        2.99%        2.85%        3.05%        2.89%
Net investment income (b)                                11.88%       10.82%        9.70%        9.63%       10.11%       10.76%
Portfolio turnover rate                                     42%          44%          69%          92%          92%          92%
Net assets, end of period (000's)                 $     98,333  $   121,018  $   124,480  $   107,774  $    99,925  $    93,984

(a) Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.

(b) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%, except for the year ended October 31, 1997 which had a 0.01% impact.

                   LOAN AGREEMENT ASSET COVERAGE REQUIREMENTS

                                                               ASSET COVERAGE
                             TOTAL AMOUNT                       PER $1,000 OF
     DATE                     OUTSTANDING                       INDEBTEDNESS
   ---------                  -----------                       ------------
   05/31/05*                  $28,500,000                           $3,672
   11/30/04                    29,500,000                            3,754
   11/30/03                    28,500,000                            3,630
   10/31/03                    28,500,000                            3,583
   10/31/02                    24,500,000                            3,373
   10/31/01                    30,500,000                            3,372
   10/31/00                    47,300,000                            3,079
   10/31/99                    47,300,000                            3,558
   10/31/98                    47,300,000                            3,632
   10/31/97                    27,400,000                            4,933
   10/31/96                    27,400,000                            4,647
   10/31/95                    27,400,000                            4,430

   * Unaudited

SHAREHOLDER MEETING RESULTS

RESULTS OF THE ANNUAL MEETING OF SHAREHOLDERS

On May 25, 2005, the Annual Meeting of Shareholders of the Fund was held to conduct a vote for or against the approval of the following Item listed on the Fund's Proxy Statement for said Meeting. On March 10, 2005, the record date for the Meeting, the Fund had 21,003,496 shares outstanding. The votes cast were as follows:

     PROPOSAL 1.
     ELECTION FOR TRUSTEES:                   FOR                WITHHELD
---------------------------------------------------------------------------
     Richard W. Lowry                     16,831,194             251,261
     William E. Mayer                     16,822,113             260,342
     Charles R. Nelson                    16,813,848             268,607
     Richard L. Woolworth                 16,831,694             250,761

DIVIDEND REINVESTMENT PLAN

The Fund generally distributes net investment income monthly and capital gains annually. Under the Fund's Dividend Reinvestment Plan (the "Plan") all distributions will be reinvested automatically in additional shares of the Fund, unless the shareholder elects to receive cash or the shares are held in broker or nominee name and a reinvestment service is not provided by the broker or nominee. All cash distributions will be mailed by check directly to the record holder by the dividend paying agent.

If the market price of the shares on the distribution payment date is equal to or greater than the net asset value, Plan participants will be issued shares at the higher of net asset value or 95% of the market price. The aggregate market value of the shares may constitute income to shareholders for federal income tax purposes. However, if the market price of the shares is less than the net asset value, shares will be bought as soon as practicable (but no more than 30 days after the distribution, except as may be required to comply with federal securities laws) in the open market for the accounts of Plan participants. If, during this purchase period, the market price surpasses the net asset value, the average per share price paid may exceed the asset value of the shares, resulting in the acquisition of fewer shares than if the distribution had been in newly-issued shares.

All Plan accounts receive written confirmations of all transactions. Shares purchased under the Plan are held in uncertificated form. Each shareholder's proxy includes shares purchased pursuant to the Plan. The automatic reinvestment of distributions does not relieve participants of any income tax payable on the distributions.

Fees and expenses of the Plan other than brokerage charges will be paid by the Fund. No brokerage charges are incurred on shares issued directly by the Fund. Participants will bear a pro-rata share of brokerage charges incurred on open market purchases.

A Plan participant may terminate his or her participation by written notice to the Plan agent. The Plan may be amended or terminated on 90 days written notice to the Plan participants. All correspondence concerning the Plan should be directed to PFPC Inc., the Plan agent, by mail at P.O. Box 43027, Providence, RI 02940-3027 or by phone at 1-800-730-6001.

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") requires that the Board of Trustees/Directors (the "Board") of the Columbia Funds (the "Funds"), including a majority of the Trustees and Directors (collectively, the "Trustees") who are not "interested persons" of the Trusts, as defined in the 1940 Act (the "Independent Trustees"), annually review and approve the terms of the Funds' investment advisory agreements. At a meeting held on October 13, 2004, the Board reviewed and approved the management contracts ("Advisory Agreement") with Columbia Management Advisors, Inc. ("CMA") for the Fund.

At meetings held on September 23, 2004 and October 12, 2004, the Advisory Fees and Expenses Committee (the "Committee") of the Board considered the factors described below relating to the selection of CMA and the approval of the Advisory Agreement. At a meeting held on October 13, 2004, the Board, including the Independent Trustees (who were advised by their independent legal counsel), considered these factors and reached the conclusions described below.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board considered information regarding the nature, extent and quality of services that CMA provides to the Fund under the Advisory Agreement. CMA provided the most recent investment adviser registration form ("Form ADV") and code of ethics for CMA to the Board. The Board reviewed information on the status of Securities and Exchange Commission ("SEC") and New York Attorney General ("NYAG") proceedings against CMA and certain of its affiliates, including the agreement in principle entered into with the SEC and the NYAG on March 15, 2004 to settle civil complaints filed by the SEC and the NYAG relating to trading activity in mutual fund shares.1

The Board evaluated the ability of CMA, including its resources, reputation and other attributes, to attract and retain highly qualified research, advisory and supervisory investment professionals. The Board considered information regarding CMA's compensation program for its personnel involved in the management of the Fund.

Based on these considerations and other factors, including those referenced below, the Board concluded that they were generally satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by CMA.

FUND PERFORMANCE AND EXPENSES

CMA provided the Board with relative performance and expense information for the Fund in a report prepared by Lipper Inc. ("Lipper") an independent provider of investment company data. The Board considered the total return performance information, which included the ranking of the Fund within a performance universe made up of funds with the same Lipper investment classification and objective (the "Performance Universe") by total return for one-year, three-year, five-year, ten-year or life of fund periods, as applicable. They also considered the Fund's performance in comparison to the performance results of a group (the "Performance Peer Group") of funds selected by Lipper based on similarities in fund type (e.g. open-end), investment classification and objective, asset size, load type and 12b-1/service fees and other expense features, and to the performance results of the Fund's benchmark index. The Board reviewed a description of Lipper's methodology for selecting the mutual funds in the Fund's Performance Peer Group and Performance Universe.

The Board considered statistical information regarding the Fund's total expenses and certain components thereof, including management fees (both actual management fees based on expenses for advisory and administrative fees including any reductions for fee waivers and expense reimbursements as well as contractual management fees that are computed for a hypothetical level of assets), actual non-management expenses, and fee waivers/caps and expense reimbursements. They also considered comparisons of these expenses to the expense information for funds within a group (the "Expense Peer Group") selected by Lipper based on similarities in fund type (e.g. open-end), investment classification and objective, asset size, load type and 12b-1/service fees and other expense features (but which, unlike the Performance Peer Group,may include funds with several different investment classifications and objectives) and an expense universe ("Expense Universe") selected by Lipper based on the criteria for determining the Expense Peer Group other than asset size. The expense information in the Lipper report took into account all existing fee waivers and expense reimbursements as well as all voluntary advisory fee reductions applicable to certain Funds that were being proposed by management in order to reduce the aggregate advisory fees received from mutual funds advised by CMA and Banc of America Capital Management, LLC ("BACAP") by $32 million per year for five years as contemplated by the agreement in principle with the NYAG.

The Committee also considered the projected impact on expenses of these Funds resulting from the overall cost reductions that management anticipated would result from the proposed shift to a common group of service providers for transfer agency, fund accounting and custody services for mutual funds advised by Bank of America affiliates.

The Board also considered information in the Lipper report that ranked each Fund based on (i) each Fund's one-year performance and actual management fees, (ii) each Fund's one-year performance and total expenses and (iii) each Fund's 3-year performance and total expenses. Based on these comparisons and expense and performance rankings of the Fund in the Lipper Report, CMA determined an overall score for the Fund. The Committee and the Board also considered projected savings to the Fund that would result from certain modifications in soft dollar arrangements.

The Committee also considered more detailed information relating to certain Funds, including the Fund, that were highlighted for additional review based upon the fact that they

--------------
1 On February 9, 2005, CMA and its affiliate, Columbia Funds Distributor, Inc., entered into settlement agreements with the SEC and the NYAG that contain substantially the terms outlined in the agreements in principle.

ranked poorly in terms of overall expense or management fees, maintained poor performance or demonstrated a combination of below average to poor performance while maintaining below average or poor expense rankings. At its September 23, 2004 meeting, the Committee discussed these Funds with management and in executive session. The Committee requested additional information from management regarding the cause(s) of the below-average relative performance of these Funds, any remedial actions management recommended to improve performance and the general standards for review of portfolio manager performance. At its October 12, 2004 meeting, the Committee considered additional information provided by management regarding these Funds. The Fund was identified for further review based on poor relative one- and three-year relative performance against total expenses (based on net asset value). Management noted that the Fund's performance had been negatively impacted by the fact that interest rates payable under a loan facility for the Fund were higher than current market interest rates. Management further noted that the loan facility had been replaced in August 2004 with a new loan facility with lower interest rates. Management also noted the Fund's other expenses included in the total expense ratio were expected to improve due to projected lower fund accounting expenses. The Board also considered management's proposal to merge or liquidate some of these Funds. Based on these considerations and other factors, the Board concluded that the overall performance and expense results supported by the approval of the Advisory Agreements for each Fund.

INVESTMENT ADVISORY FEE RATES

The Board reviewed and considered the proposed contractual investment advisory fee rates (the "Advisory Agreement Rates") payable by the Funds to CMA for investment advisory services. In addition, the Board reviewed and considered the existing and proposed fee waiver and reimbursement arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the fee waivers and reimbursements into account (the "Net Advisory Rates"). At previous meetings, the Committee had separately considered management's proposal to reduce annual investment advisory fees for certain Funds under the NYAG agreement in principle and the impact of these reductions on each affected Fund. Additionally, the Board considered information comparing the Advisory Agreement Rates and Net Advisory Rates (both on a stand-alone basis and on a combined basis with the Funds' administration fee rates) with those of the other funds in the Expense Peer Group. The Board concluded that the Advisory Agreement Rates and Net Advisory Rates represented reasonable compensation to CMA, in light of the nature, extent and quality of the services provided to the Funds, the fees paid and expenses borne by comparable funds and the costs that CMA incurs in providing these services to the Funds.

PROFITABILITY

The Board considered a detailed profitability analysis of CMA based on 2003 financial statements, adjusted to take into account advisory fee reductions implemented in November 2003 and proposed reductions under the NYAG proposed settlement. The Board concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that CMA and its affiliates received for providing these services to the Funds were not unreasonable.

ECONOMIES OF SCALE

In evaluating potential economies of scale, the Board considered CMA's proposal to implement a standardized breakpoint schedule for combined advisory and administrative fees for the majority of the funds of the same general asset type within the Columbia Funds complex (other than index and closed-end funds). The Board noted that the standardization of the breakpoints would not result in a fee increase for any Fund. The Board concluded that any actual or potential economies of scale are, or will be, shared fairly with Fund shareholders, including most particularly through Advisory Agreement Rate breakpoints at current and reasonably foreseeable asset levels.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS

In evaluating the proposed fee reductions under the NYAG agreement in principle, the Board considered information regarding the advisory fee rates charged by BACAP for the Nations Funds. Members of the Committee and the Board had also separately reviewed advisory fee rates for variable insurance product funds advised by CMA. This information assisted the Board in assessing the reasonableness of fees paid under the Advisory Agreements in light of the nature, extent and quality of services provided under those agreements.

OTHER BENEFITS TO CMA

The Board considered information regarding potential "fall-out" or ancillary benefits received by CMA and its affiliates as a result of their relationship with the Funds. These benefits could include benefits directly attributable to the relationship of CMA with the Funds (such as soft dollar credits) and benefits potentially derived from an increase in the business of CMA as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by CMA and its affiliates).

OTHER FACTORS AND BROADER REVIEW

The Board reviews detailed materials provided by CMA annually as part of the approval process under Section 15(c) of the 1940 Act. The Board also regularly reviews and assesses the quality of the services that the Funds receive throughout the year. In this regard, the Board reviews information provided by CMA at their regular meetings, including, among other things, a detailed portfolio review, and detailed fund performance reports. In addition, the Board interviews the heads of each investment area at each regular meeting of the Board and selected portfolio managers of the Funds at various times throughout the year. After considering the above-described factors and based on the deliberations and their evaluation of the information provided to them, the Board concluded that re-approval of the Advisory Agreements for each of the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the Advisory Agreements.

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

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

TRANSFER AGENT




--------------------------------------------------------------------------------
IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Intermediate High Income Fund is:

PFPC, Inc.
P.O. Box 8030
Boston, MA 02266-8030

The fund mails one shareholder report to each shareholder address. Shareholders can order additional reports by calling 800-730-6001. In addition, representatives at that number can provide shareholders information about the fund.

Financial advisors who want additional information about the fund may speak to a representative at 800-426-3750.

A description of the fund's proxy voting policies and procedures is available
(i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-730-6001. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available at www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Annual Certifications -- As required, on June 13, 2005, the fund submitted to the New York Stock Exchange ("NYSE") the annual certification of the fund's Chief Executive Officer certifying that he is not aware of any violation of the NYSE's Corporate Governance listing standards. The fund also has included the certifications of the fund's Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act of 2002 as exhibits to the fund's Form N-CSR filed with the Securities and Exchange Commission for the annual period.

This report has been prepared for shareholders of Colonial Intermediate High Income Fund.

COLONIAL INTERMEDIATE HIGH INCOME FUND                         SEMIANNUAL REPORT



                                               SHC-44/87167-0605 (07/05) 05/6518

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

The registrant's "Schedule I - Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                                              Registrant Purchases of Equity Securities*
                                           (a)              (b)                    (c)                           (d)
                                                                              Total Number of              Maximum Number of
                                                                            Shares Purchased as           Shares that May Yet
            Period                   Total Number       Average Price         Part of Publicly             Be Purchased Under
                                 of Shares Purchased    Paid Per Share    Announced Plans or Programs    the Plans or Programs
-------------------------------------------------------------------------------------------------------------------------------
12/01/04 through 12/31/04                14,687           $3.59                      14,687                       N/A

01/01/05 through 01/31/05                20,530           $3.77                      20,530                       N/A

02/01/05 through 02/28/05                14,844           $3.73                      14,844                       N/A

03/01/05 through 03/31/05                15,361           $3.59                      15,361                       N/A

04/01/05 through 04/30/05                15,680           $3.54                      15,680                       N/A

05/01/05 through 05/31/05                16,807           $3.36                      16,807                       N/A
-------------------------------------------------------------------------------------------------------------------------------

Total                                    97,909           $3.60                      97,909                       N/A
-------------------------------------------------------------------------------------------------------------------------------

* Includes shares purchased by the Dividend Reinvestment Agent pursuant to the Registrant's Dividend Reinvestment Plan.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, since those procedures were last disclosed in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Colonial Intermediate High Income Fund
             -------------------------------------------------------------------

By (Signature and Title)            /S/ Christopher L. Wilson
                        --------------------------------------------------------
                                    Christopher L. Wilson, President


Date                                July 28, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)            /S/ Christopher L. Wilson
                        --------------------------------------------------------
                                    Christopher L. Wilson, President


Date                                July 28, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)            /S/ J. Kevin Connaughton
                        --------------------------------------------------------
                                    J. Kevin Connaughton, Treasurer


Date                                July 28, 2005
    ----------------------------------------------------------------------------